Restatement of Previously Issued Financial Statements - Additional Information (Detail)	12 Months Ended
Dec. 31, 2020
Collective Growth Corp [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Percentage of tender offer provision accepted by holders of outstanding shares of single class of stock	50.00%